Share capital	12 Months Ended
Dec. 31, 2017
Disclosure of share capital [Line Items]
Disclosure of classes of share capital [text block]
10.	Share capital

a.	Common shares

Authorized: 100,000,000 common shares without par value

b.	Stock options

Minco Gold may grant options to its directors, officers, employees and consultants under its stock option plan (the “Stock Option Plan”). The Company’s board of directors grants such options for periods of up to five years, with vesting periods determined at its sole discretion and at prices equal to or greater than the closing market price on the day preceding the date the options are granted. These options are equity-settled.

The current Stock Option Plan that was adopted and approved on June 27, 2017 provides that options may be granted to directors, employees and consultants or any of its affiliates of the Company on terms determined within the limitations set out in the Option Plan. The Company has implemented a fixed plan whereby it has reserved 10,152,976 shares for issuance under the Plan.

During the year ended December 31, 2017, the Company granted stock options to employees, consultants and directors for the purchase of 2,400,000 common shares at an exercise price ranged from $0.19 to $0.24 per common share. These options vest over an 18-month period from the issue date and will expire on five years after issuance if unexercised. A continuity of options is as follow:

	Number outstanding	Weighted average exercise price
		$
January 1, 2016	6,589,834	0.72
Exercised	(152,000)	0.26
Forfeited	(72,000)	0.47
Expired	(1,122,500)	2.17
Balance, December 31, 2016	5,243,334	0.43
Granted	2,400,000	0.23
Forfeited	(10,000)	0.26
Expired	(2,255,000)	0.57
Balance, December 31, 2017	5,378,334	0.28

The Company charged $308,803, $100,693, and $80,248 share-based compensation for 2017, 2016, and 2015 respectively. As at December 31, 2017, there was $80,708(2016 - $6,662) of unrecognized compensation cost relating to unvested stock options.

Options outstanding				Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$			$		$
0.18 – 0.24	3,403,334	3.76	0.23	1,669,996	0.24
0.25 – 0.42	885,000	1.05	0.26	885,000	0.26
0.43 – 0.46	1,090,000	0.04	0.46	1,090,000	0.46
	5,378,334	2.56	0.31	3,664,996	0.34

The Company uses the Black-Scholes option pricing model to determine the fair value of the options with the following assumptions:

	2017	2016	2015
Risk-free interest rate	0.78% - 1.74%	-	0.78% - 1.68%
Dividend yield	0%	-	0%
Volatility	97%	-	86%
Forfeiture rate	21%	-	23%
Estimated expected lives	5 years	-	5 years

Option pricing models require the use of subjective estimates and assumptions including the expected stock price volatility. The stock price volatility is calculated based on the Company’s historical volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Disclosure of classes of share capital [text block]
10.	Share capital

(a)	Common Shares

Authorized: Unlimited number of common shares without par value.

(b)	Long-term Incentive Plan

The Company may grant up to 15% of its issued and outstanding shares as options, restricted share units, performance share units and deferred share units, to its directors, officers, employees and consultants under its long-term incentive plan.

Stock Options

The Company’s long-term incentive plan allows the board of directors to grant options for periods of up to ten years, with vesting periods determined at its sole discretion and at prices equal to or greater than the closing market price on a date preceding the date the options are granted. These options are equity settled.

During the year ended December 31, 2016, no stock options were granted.

On February 20, 2017, the Company granted stock options for 4,000,000 common shares to its directors, officers and employees at a weighted exercise price of $1.40 per share that vest over an 18-month period from the grant date.

The Company recorded $2,712,629 of the option component of share-based compensation for the year ended December 31, 2017. Share-based compensation expense of $2,168,089 (2016 - $183,278, 2015 - $135,634) was recorded in the statement of operations and net loss and share-based compensation of $544,540 (2016 - $73,649, 2015 - $64,692) was capitalized to mineral interests.

A summary of the options outstanding is as follows:

	Number outstanding	Weighted average exercise price
		$
Balance, January 1, 2016	6,485,667	2.16
Exercised	(614,995)	0.59
Expired	(1,305,000)	5.31
Forfeited	(285,000)	2.08
Balance, December 31, 2016	4,280,672	1.43
Granted	4,000,000	1.40
Exercised	(458,335)	0.44
Expired	(1,415,000)	2.34
Forfeited	(257,000)	1.63

Balance, December 31, 2017	6,150,337	1.27

The weighted average share price on the days options were exercised was $1.32 (2016 - $1.27, 2015 - $Nil). As at December 31, 2017, there was $568,722 (2016 - $15,864) of total unrecognized compensation cost relating to unvested options.

Options outstanding				Options exercisable
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$			$		$
0.42 – 0.79	673,337	2.71	0.42	673,337	0.42
0.80 – 0.81	665,000	1.06	0.80	665,000	0.80
0.82 – 2.00	4,000,000	4.14	1.40	1,333,328	1.40
2.01 – 2.35	812,000	0.08	1.70	812,000	1.70
	6,150,337	3.11	1.27	3,483,665	1.17

Subsequent to the year ended December 31, 2017, 812,000 options were expired.

The Company used the Black-Scholes option pricing model to determine the fair value of the options with the following assumptions:

	2017	2016
Risk-free interest rate	0.66%-1.16%	-
Dividend yield	0%	-
Volatility	75% - 79%	-
Forfeiture rate	24%	-
Estimated expected lives	5 years	-

Option pricing models require the use of subjective estimates and assumptions including the expected stock price volatility. The stock price volatility is calculated based on the Company’s historical volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Performance Share Units (“PSU”)

A summary of the PSUs outstanding is as follows:

	Number outstanding	Weighted average fair value
		$
Balance, January 1, 2016	735,000	0.80
Forfeited	(735,000)	0.80
Balance, December 31, 2016	-	-
Granted	1,000,000	1.40

Balance, December 31, 2017	1,000,000	1.40

On February 20, 2017, the Company granted 1,000,000 PSUs to employees and consultants of the Company, whereby 50% of these PSU vest upon the receipt of the final approval for the Environmental Impact Assessment (EIA) report for the Fuwan Silver Project, the Changkeng Gold Project or the Combination of both. The remaining 50% vests upon the receipt of the mining license issued by Ministry of Land and Resources (“MOLAR) for the Fuwan Silver Project, the Changkeng Gold Project, or the combination of both (collectively the “Performance Criteria”).

PSU are vested when each of the Performance Criteria is met on or before February 20, 2020, the end of the three-year performance cycle. Each PSU will become one common share of the Company when it is vested.

The fair value of the PSU’s was estimated as $1.40 per unit at the grant date based on the share price on that date. The Company recognizes compensation expenses equal to the market value of the PSU granted over the vesting period using the Black-Schole option pricing model taking into consideration forfeiture estimates made based on the Company’s history.

During the year ended December 31, 2017, the Company recorded $225,420 (2016 - $Nil, 2015 - $Nil)) of share-based compensation to account for the vesting of PSUs. Share-based compensation of $77,770 was recorded in the statement of operations (2016 - $Nil, 2015 - $Nil) and $147,650 was capitalized to the Fuwan Silver Deposit and the Changkeng Project (2016 - $Nil, 2015 - $Nil) (Note 7 (a) and 7 (c)).

During 2016, the performance criteria of the 735,000 PSU that had been granted in 2013 were not fulfilled before the end of the performance cycle. Consequently all of the 735,000 PSU expired unvested on October 10, 2016. The share-based compensation recorded to the Company’s statement of operation and to the share-based compensation capitalized to mineral interest from fiscal 2013 up to the second quarter of 2016 was reversed accordingly.